Rafferty Asset Management, LLC
1301 Avenue of the Americas (6th Avenue), 28th Floor
New York, New York 10019
October 30, 2023
FILED VIA EDGAR
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-1004
Re: Direxion Shares ETF Trust (the “Trust”)
File Nos.: 333-150525 and 811-22201
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectus and Statement of Additional Information for the Direxion Bitcoin Ether Strategy ETF that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated October 25, 2023, filed electronically as Post-Effective Amendment No. 401 to the Trust’s Registration Statement on Form N-1A on October 25, 2023.
If you have any questions concerning the foregoing, please contact Angela Brickl of Rafferty Asset Management, LLC at (646) 572-3463, Alyssa Sherman of Rafferty Asset Management, LLC at (646) 572-3633, or Stacy L. Fuller of K&L Gates at (202) 778-9475.
Sincerely,
DIREXION SHARES ETF TRUST
/s/ Alyssa Sherman
Secretary
Rafferty Asset Management, LLC